Loans Receivable	12 Months Ended
Sep. 30, 2016
Receivables [Abstract]
Loans Receivable (including Covered Loans)
LOANS RECEIVABLE

The following table is a summary of loans receivable.

	September 30, 2016		September 30, 2015
	(In thousands)		(In thousands)
Non-Acquired loans
Single-family residential	$5,621,066	51.3%	$5,651,845	57.5%
Construction	1,110,411	10.1	200,509	2.0
Construction - custom	473,069	4.3	396,307	4.0
Land - acquisition & development	116,156	1.1	94,208	1.0
Land - consumer lot loans	101,853	0.9	103,989	1.1
Multi-family	1,118,801	10.2	1,125,722	11.5
Commercial real estate	956,164	8.7	986,270	10.0
Commercial & industrial	946,648	8.6	612,836	6.2
HELOC	134,785	1.2	127,646	1.3
Consumer	137,450	1.3	194,655	2.0
Total non-acquired loans	10,716,403	97.9%	9,493,987	96.6%
Acquired loans	115,394	1.1	166,293	1.7
Credit impaired acquired loans	89,837	0.8	87,081	0.9
Covered loans	28,974	0.3	75,909	0.8
Total gross loans	10,950,608	100%	9,823,270	100%
Less:
Allowance for probable losses	113,494		106,829
Loans in process	879,484		476,796
Discount on acquired loans	11,306		30,095
Deferred net origination fees	35,404		38,916
Total loan contra accounts	1,039,688		652,636
Net Loans	$9,910,920		$9,170,634

The following summary breaks down the Company's fixed rate and adjustable rate loans by time to maturity or to rate adjustment.

September 30, 2016
Fixed-Rate		Adjustable-Rate
Term To Maturity	Gross Loans	Term To Rate Adjustment	Gross Loans
	(In thousands)		(In thousands)
Within 1 year	$29,428	Less than 1 year	$1,362,480
1 to 3 years	326,859	1 to 3 years	1,457,584
3 to 5 years	192,202	3 to 5 years	552,402
5 to 10 years	693,099	5 to 10 years	625,852
10 to 20 years	1,020,654	10 to 20 years	—
Over 20 years	4,690,048	Over 20 years	—
	$6,952,290		$3,998,318

The following tables provide information regarding loans receivable by loan category and geography.

September 30, 2016	Single - family residential	Multi- family	Land - A & D	Land - lot loans	Construction - custom	Construction	Commercial real estate	Commercial and industrial	Consumer	HELOC	Total
	(In thousands)
Washington	$2,926,555	$287,999	$74,017	$59,371	$277,877	$470,720	$482,802	$500,540	$41,212	$88,681	$5,209,774
Oregon	664,932	332,311	10,953	12,403	52,709	122,958	171,093	203,377	3,152	13,711	1,587,599
Arizona	546,080	292,830	4,142	9,014	45,536	43,300	38,302	47,584	309	15,838	1,042,935
Other	216,902	2,448	443	11,157	11,228	110,843	277,438	94,215	91,874	1,030	817,578
Utah	474,390	47,374	958	3,448	33,036	143,246	11,499	46,497	39	7,573	768,060
Idaho	284,212	33,043	4,761	3,910	17,120	64,510	34,075	16,627	141	6,973	465,372
New Mexico	186,061	97,699	12,417	1,274	18,128	47,763	68,385	10,860	1,110	13,790	457,487
Texas	202,541	29,458	10,806	979	10,610	107,071	6,151	42,594	1,085	305	411,600
Nevada	157,154	1,127	—	3,012	6,825	—	3,894	16,295	80	1,816	190,203
	$5,658,827	$1,124,289	$118,497	$104,568	$473,069	$1,110,411	$1,093,639	$978,589	$139,002	$149,717	$10,950,608

Percentage by geographic area
September 30, 2016	Single - family residential	Multi- family	Land - A & D	Land - lot loans	Construction - custom	Construction	Commercial real estate	Commercial and industrial	Consumer	HELOC	Total
	As % of total gross loans
Washington	26.8%	2.6%	0.7%	0.5%	2.5%	4.3%	4.4%	4.6%	0.4%	0.8%	47.6%
Oregon	6.1	3.0	0.1	0.1	0.5	1.1	1.6	1.9	—	0.1	14.5
Arizona	5.0	2.7	—	0.1	0.4	0.4	0.3	0.4	—	0.2	9.5
Other	2.0	—	—	0.2	0.1	1.0	2.5	0.9	0.8	—	7.5
Utah	4.3	0.5	—	—	0.3	1.3	0.1	0.4	—	0.1	7.0
Idaho	2.5	0.3	—	—	0.2	0.6	0.3	0.2	—	0.1	4.2
New Mexico	1.8	0.9	0.1	—	0.2	0.4	0.6	0.1	—	0.1	4.2
Texas	1.8	0.3	0.1	—	0.1	1.0	0.1	0.4	—	—	3.8
Nevada	1.4	—	0.1	—	0.1	—	—	0.1	—	—	1.7
	51.7%	10.3%	1.1%	0.9%	4.4%	10.1%	9.9%	9.0%	1.2%	1.4%	100%

Percentage by geographic area as a % of each loan type
September 30, 2016	Single - family residential	Multi- family	Land - A & D	Land - lot loans	Construction - custom	Construction	Commercial real estate	Commercial and industrial	Consumer	HELOC
	As % of total gross loans
Washington	51.6%	25.7%	62.5%	56.8%	58.9%	42.4%	44.0%	51.0%	29.6%	59.1%
Oregon	11.8	29.6	9.2	11.9	11.1	11.1	15.6	20.8	2.3	9.2
Arizona	9.7	26.0	3.5	8.6	9.6	3.9	3.5	4.9	0.2	10.6
Other	3.8	0.2	0.4	10.7	2.4	10.0	25.4	9.6	66.1	0.7
Utah	8.4	4.2	0.8	3.3	7.0	12.9	1.1	4.8	—	5.1
Idaho	5.0	2.9	4.0	3.7	3.6	5.8	3.1	1.7	0.1	4.7
New Mexico	3.3	8.7	10.5	1.2	3.8	4.3	6.3	1.1	0.8	9.2
Texas	3.6	2.6	9.1	0.9	2.2	9.6	0.6	4.4	0.8	0.2
Nevada	2.8	0.1	—	2.9	1.4	—	0.4	1.7	0.1	1.2
	100.0%	100%	100%	100%	100%	100%	100%	100%	100%	100%

The Company has granted loans to officers and directors of the Company and related interests. These loans are made on the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with unrelated persons and do not involve more than the normal risk of collectability. The aggregate dollar amount of these loans, including unfunded commitments to lend, was $57,153,000 and $55,965,000 at September 30, 2016 and 2015, respectively.

The following table provides additional information on impaired loans, loan commitments and loans serviced for others.

	September 30, 2016	September 30, 2015
	(In thousands)
Recorded investment in impaired loans	$285,243	$341,579
TDRs included in impaired loans	261,531	302,713
Allocated reserves on impaired loans	1,980	2,323
Specific reserves on impaired loans	366	275
Average balance of impaired loans for year ended	265,771	333,815
Interest income from impaired loans for year ended	11,314	14,855
Outstanding fixed-rate origination commitments	331,947	230,869
Gross loans serviced for others	80,896	72,083

The following table sets forth information regarding non-accrual loans.

	September 30, 2016		September 30, 2015
	(In thousands)		(In thousands)
Non-accrual loans:
Single-family residential	$33,148	78.2%	$59,074	87.1%
Construction	—	—	754	1.1
Construction - custom	—	—	732	1.1
Land - acquisition & development	58	0.1	—	—
Land - consumer lot loans	510	1.2	1,273	1.9
Multi-family	776	1.8	2,558	3.8
Commercial real estate	7,100	16.7	2,176	3.2
Commercial & industrial	583	1.4	—	—
HELOC	239	0.6	563	0.8
Consumer	—	—	680	1.0
Total non-accrual loans	$42,414	100%	$67,810	100%

The following table breaks down delinquent loans by loan category and delinquency bucket.

September 30, 2016	Amount of Loans	Days Delinquent Based on $ Amount of Loans					% based on $
Type of Loan	Net of Loans in Process	Current	30	60	90	Total
	(In thousands)
Non-acquired loans
Single-family residential	$5,624,783	$5,574,384	$20,917	$5,173	$24,309	$50,399	0.90%
Construction	497,393	497,393	—	—	—	—	—
Construction - custom	229,957	229,419	538	—	—	538	0.23
Land - acquisition & development	88,662	88,662	—	—	—	—	—
Land - consumer lot loans	102,386	100,373	816	687	510	2,013	1.97
Multi-family	1,119,042	1,117,453	1,190	399	—	1,589	0.14
Commercial real estate	955,944	955,604	—	183	157	340	0.04
Commercial & industrial	947,703	947,661	—	42	—	42	—
HELOC	134,214	133,683	490	—	41	531	0.40
Consumer	136,835	135,926	705	124	80	909	0.66
	9,836,919	9,780,558	24,656	6,608	25,097	56,361	0.57
Acquired loans	115,394	114,770	124	2	498	624	0.54
Credit impaired acquired loans	89,837	84,625	227	142	4,843	5,212	5.80
Covered loans	28,974	22,891	—	262	5,821	6,083	20.99
Total Loans	$10,071,124	$10,002,844	$25,007	$7,014	$36,259	$68,280	0.68%
Delinquency %		99.32%	0.25%	0.07%	0.36%	0.68%

The percentage of total delinquent loans was 0.68% as of September 30, 2016, as compared to 0.88% as of September 30, 2015.

Most loans restructured in troubled debt restructurings ("TDRs") are accruing and performing loans where the borrower has proactively approached the Company about modifications due to temporary financial difficulties. Each request is individually evaluated for merit and likelihood of success. The concession for these loans is typically a payment reduction through a rate reduction of 100 to 200 bps for a specific term, usually six to twelve months. Interest-only payments may also be approved during the modification period. Principal forgiveness is not an available option for restructured loans. As of September 30, 2016, the outstanding balance of TDR's was $261,531,000 as compared to $302,713,000 as of September 30, 2015. As of September 30, 2016, 96.2% of the restructured loans were performing. Single-family residential loans comprised 87.2% of TDR loans as of September 30, 2016. The Company reserves for restructured loans within its allowance for loan loss methodology by taking into account the following performance indicators: 1) time since modification, 2) current payment status and 3) geographic area.

The following table provides information related to loans that were modified in a TDR during the periods presented.

	Twelve Months Ended September 30, 2016			Twelve Months Ended September 30, 2015
		Pre-Modification	Post-Modification		Pre-Modification	Post-Modification
		Outstanding	Outstanding		Outstanding	Outstanding
	Number of	Recorded	Recorded	Number of	Recorded	Recorded
Troubled Debt Restructurings:	Contracts	Investment	Investment	Contracts	Investment	Investment
		(In thousands)			(In thousands)
Single-family residential	120	$23,541	$23,541	62	$13,378	$13,378
Construction	—	—	—	2	701	701
Land - consumer lot loans	10	970	970	9	1,546	1,546
Commercial real estate	7	2,523	2,523	3	3,175	3,175
HELOC	1	126	126	1	50	50
Consumer	1	24	24	1	80	80
	139	$27,184	$27,184	78	$18,930	$18,930

The following table provides information on payment defaults occurring during the periods presented where the loan had been modified in a TDR within 12 months of the payment default.

	Twelve Months Ended September 30, 2016		Twelve Months Ended September 30, 2015
	Number of	Recorded	Number of	Recorded
TDRs That Subsequently Defaulted:	Contracts	Investment	Contracts	Investment
	(In thousands)		(In thousands)
Single-family residential	17	$4,875	18	$2,917
Construction	1	279	—	—
Land - consumer lot loans	5	606	2	301
Commercial real estate	2	326	—	—
	25	$6,086	20	$3,218

The excess of cash flows expected to be collected over the initial fair value of acquired impaired loans is referred to as the accretable yield and this amount is accreted into interest income over the estimated life of the acquired loans using the effective yield method. Other adjustments to the accretable yield include changes in the estimated remaining life of the acquired loans, changes in expected cash flows and changes in the indices for acquired loans with variable interest rates.

The following table shows the changes in accretable yield for acquired impaired loans and acquired non-impaired loans including covered loans for the years ended September 30, 2016 and 2015.

	Twelve Months Ended September 30, 2016				Twelve Months Ended September 30, 2015
	Acquired Impaired		Acquired Non-impaired		Acquired Impaired		Acquired Non-impaired
	Accretable Yield	Carrying Amount of Loans	Accretable Yield	Carrying Amount of Loans	Accretable Yield	Carrying Amount of Loans	Accretable Yield	Carrying Amount of Loans
	(In thousands)				(In thousands)
Beginning balance	$72,705	$111,300	$7,204	$187,080	$97,125	$135,826	$14,513	$275,862
Net reclassification from non-accretable	4,867	—	—	—	6,307	—	346	—
Accretion	(18,730)	18,730	(2,982)	2,982	(30,727)	30,727	(7,655)	7,655
Transfers to REO	—	(175)	—	—	—	(2,975)	—	(150)
Payments received, net	—	(38,094)	—	(58,930)	—	(52,278)	—	(96,287)
Ending Balance	$58,842	$91,761	$4,222	$131,132	$72,705	$111,300	$7,204	$187,080

At September 30, 2016 and September 30, 2015, none of the acquired impaired or non-impaired loans were classified as non-performing assets. Therefore, interest income, through accretion of the difference between the carrying amount of the loans and the expected cash flows, was recognized on all acquired loans.
The FDIC loss share coverage for the acquired commercial loans from the former Horizon Bank expired after March 31, 2015. These loans were transferred to loans receivable. The FDIC loss share coverage for the acquired commercial loans from the former Home Valley Bank expired after of September 30, 2015 with final reporting as of October 31, 2015. Recoveries to the extent that claims were made will continue to be shared for three years. The FDIC loss share coverage for single family residential loans will continue for another four years.
The outstanding principal balance of covered loans was $28,974,000 as of September 30, 2016, as compared to $75,909,000 as of September 30, 2015. The discount balance related to the covered loans was $2,738,000 as of September 30, 2016.

The following table shows the year to date activity for the FDIC indemnification asset.

	Twelve Months Ended September 30, 2016	Twelve Months Ended September 30, 2015
	(In thousands)
Balance at beginning of year	$16,275	$36,860
Additions and impairment	—	(1,795)
Payments received	(1,730)	(720)
Amortization	(2,012)	(18,588)
Accretion	236	518
Balance at end of year	$12,769	$16,275